Unaudited Consolidated Statements of (Loss) Income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Income Statement [Abstract]
Voyage revenues (note 9a)	$ 104,285	$ 100,658	$ 306,369	$ 295,670
Voyage expenses	(1,466)	(355)	(3,899)	(1,354)
Vessel operating expenses (note 9a)	(26,724)	(22,055)	(76,113)	(66,320)
Depreciation and amortization	(24,980)	(24,041)	(77,894)	(70,521)
General and administrative expenses (notes 9a, 9e and 13)	(2,793)	(3,573)	(11,592)	(14,865)
Write-down and loss on sales of vessels (note 14)	(38,000)	0	(50,600)	(27,439)
Income (loss) from vessel operations	10,322	50,634	86,271	115,171
Equity income	1,417	13,514	6,797	52,579
Interest expense (notes 7 and 10)	(20,091)	(15,644)	(57,604)	(42,910)
Interest income	602	653	2,035	1,800
Realized and unrealized (loss) gain on non-designated derivative instruments (note 10)	(2,178)	5,004	(8,375)	(50,406)
Foreign currency exchange (loss) gain (notes 7 and 10)	(5,104)	504	(24,497)	(10,139)
Other income	356	397	1,137	1,223
Net (loss) income before income tax expense	(14,676)	55,062	5,764	67,318
Income tax expense (note 8)	(750)	(209)	(1,143)	(722)
Net (loss) income	(15,426)	54,853	4,621	66,596
Non-controlling interest in net (loss) income	3,470	4,746	10,533	10,556
Preferred unitholders' interest in net (loss) income	2,813	0	8,438	0
General Partner’s interest in net (loss) income	(434)	1,002	(287)	1,121
Limited partners’ interest in net (loss) income	$ (21,275)	$ 49,105	$ (14,063)	$ 54,919
Limited partners’ interest in net (loss) income per common unit: (note 12)
• Basic (usd per unit)	$ (0.27)	$ 0.62	$ (0.18)	$ 0.69
• Diluted (usd per unit)	$ (0.27)	$ 0.62	$ (0.18)	$ 0.69
Weighted-average number of common units outstanding:
• Basic (units)	79,626,819	79,571,820	79,614,731	79,567,188
• Diluted (units)	79,626,819	79,697,417	79,773,745	79,659,822
Cash distributions declared per common unit (usd per unit)	$ 0.14	$ 0.14	$ 0.42	$ 0.42